Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
10.    Net Loss Per Share
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	(in thousands, except per share data)
	2021	2020	2021	2020
Numerator:
Net loss	$(4,493)	$(8,392)	$(16,599)	$(16,306)

Net loss attributable to common stockholders – basic and diluted	(4,493)	(8,392)	(16,599)	(16,306)

Denominator:
Weighted-average common stock outstanding – basic and diluted	14,485,746	11,193,065	14,214,543	10,913,053

Net loss per share attributable to common stockholders – basic and diluted	$(0.31)	$(0.75)	$(1.17)	$(1.49)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	(in thousands, except per share data)
	2020	2019
Numerator:
Net loss	$(51,972)	$(14,095)

Net loss attributable to common stockholders – basic and diluted	$(51,972)	$(14,095)

Denominator:
Weighted-average common stock outstanding – basic and diluted	11,461,011	8,985,710

Net loss per share attributable to common stockholders – basic and diluted	$(4.53)	$(1.57)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	June 30,
	2021	2020
Convertible preferred stock (as converted to common stock)	128,224,305	78,386,025
Stock options to purchase common stock	18,903,296	11,475,430
Unvested restricted common stock	16,250	1,764,036

Total	147,143,851	91,625,491
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2020	2019
Convertible preferred stock (as converted to common stock)	105,538,281	55,700,000
Stock options to purchase common stock	11,951,362	6,902,873
Unvested restricted common stock	755,868	3,028,540

Total	118,245,511	65,631,413